UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                811-21630

NT Alpha Strategies Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Margret Duvall,

President and Principal Executive Officer

NT Alpha Strategies Fund

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Item 1. Reports to Stockholders.

2

NT ALPHA STRATEGIES FUND

2	STATEMENT OF ASSETS AND LIABILITIES

3	SCHEDULE OF INVESTMENTS

6	STATEMENT OF OPERATIONS

7	STATEMENTS OF CHANGES IN NET ASSETS

8	STATEMENT OF CASH FLOWS

9	FINANCIAL HIGHLIGHTS

10	NOTES TO THE FINANCIAL STATEMENTS

16	FOR MORE INFORMATION

NOT FDIC INSURED

May lose value/No bank guarantee

SEMIANNUAL REPORT	1	NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2012 (UNAUDITED)

Rounded to thousands, except per unit data
ASSETS:
Investments in Sub-Funds, at fair value (Cost $381,816,000)	$432,517,000
Cash and cash equivalents	2,114,000
Deposit on pending investments in Sub-Funds	59,500,000
Receivable for investments sold	37,092,000
Receivable for fund shares sold	19,000
Prepaid and other assets	97,000
Total Assets	531,339,000
LIABILITIES:
Capital subscriptions received in advance	47,950,000
Payable for fund shares redeemed	19,243,000
Payable to affiliates:
Investment management fees	1,179,000
Administration fees and expenses	42,000
Custody and accounting fees	7,000
Transfer agent fees and expenses	4,000
Trustee fees and expenses	45,000
Other accrued liabilities	269,000
Total Liabilities	68,739,000
Net Assets	$462,600,000
ANALYSIS OF NET ASSETS:
Net capital	$428,365,000
Accumulated net investment loss	(28,254,000)
Accumulated undistributed net realized gain	11,788,000
Net unrealized appreciation (depreciation) on investments	50,701,000
Net Assets	$462,600,000

Units Outstanding (unlimited authorization)	35,612,000

Net Asset Value, Per Unit	$12.99

See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND	2	SEMIANNUAL REPORT

NT ALPHA STRATEGIES FUND

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2012 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 93.5%
Commodity Trading Advisor – 3.2%
(Cost $11,501,000)
BlueTrend Fund, L.P.	$14,748,000
Convertible Bond Arbitrage – 0.0%
(Cost $123,000)
Investcorp Interlachen Multi-Strategy Fund, LLC *	130,000
Distressed – 4.8%
(Cost $20,456,000)
Knighthead Domestic Fund	16,466,000
Strategic Value Restructuring Fund, L.P.	5,715,000
22,181,000
Emerging Markets – 6.5%
(Cost $29,060,000)
Amiya Global Fund, L.P. - B	15,634,000
Discovery Global Opportunity Partners, L.P.	14,487,000
Hermitage Global Partners, L.P. *	33,000
30,154,000
Equity Market Neutral – 3.6%
(Cost $14,166,000)
Laurion Capital, L.P.	16,755,000
Event Driven – 10.1%
(Cost $45,500,000)
Archer Capital Fund, L.P.	14,731,000
Corvex Partners, L.P.	15,490,000
Varadero Capital L.P.	16,495,000
46,716,000
Fixed Income Arbitrage – 2.0%
(Cost $7,228,000)
Triton Fund, L.P.	9,270,000
Global Macro – 2.8%
(Cost $13,000,000)
Pivot Global Value Fund	12,963,000
Long/Short Equity – 11.5%
(Cost $49,500,000)
Broadfin Healthcare	15,031,000
Dorsal Capital Partners, L.P.	19,544,000

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 93.5% – continued
Long/Short Equity – 11.5% – continued
Lakewood Capital Partners, L.P.	$18,706,000
53,281,000
Non-U.S. Equity Hedge – 14.8%
(Cost $57,864,000)
EB Asia Absolute Ltd	16,859,000
Pelham Long/Short Fund, L.P.	14,480,000
TT Mid Cap Europe Long/Short Alpha Fund Limited	18,986,000
Zebedee Focus Fund Limited	17,874,000
68,199,000
Relative Value – 12.0%
(Cost $50,258,000)
Alphadyne Investment Strategies Partners, L.P.	16,323,000
Brevan Howard Limited	14,553,000
Hutchin Hill Capital Domestic Fund, L.P.	11,648,000
North Pole Offshore	13,015,000
55,539,000
Sector Hedge – 5.4%
(Cost $20,097,000)
Camber Capital Fund, L.P.	20,072,000
Oceanic Hedge Fund	4,737,000
24,809,000
Special Situations – 9.9%
(Cost $36,655,000)
JHL Capital Fund, LLC	14,590,000
Mak One Fund, L.P.	14,148,000
Senator Global Opportunity Fund, L.P.	17,085,000
45,823,000
U.S. Equity Hedge – 6.9%
(Cost $26,408,000)
Bluefin Investors, L.P.	15,352,000
Cobalt Partners, L.P.	6,099,000
Harvest Small Cap Partners, L.P.	10,498,000
31,949,000
Total Sub-Funds
(Cost $381,816,000)	$432,517,000

See Notes to the Financial Statements.

SEMIANNUAL REPORT	3	NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

SCHEDULE OF INVESTMENTS continued

	NUMBER OF SHARES	VALUE (ROUNDED TO THOUSANDS)
CASH EQUIVALENT – 0.5%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (1)(2)	2,114,000	$2,114,000
Total Cash Equivalent
(Cost $2,114,000)		$2,114,000

TOTAL INVESTMENTS – 94.0%
(Cost $383,930,000)		$434,631,000
Other Assets less Liabilities – 6.0%		27,969,000
NET ASSETS – 100.0%		$462,600,000

(1)	Investment in affiliated Portfolio. The Northern Trust Company of Connecticut is the investment manager of the Fund. Northern Trust Investments, Inc. is the investment adviser to the Diversified Assets Portfolio of the Northern Institutional Funds. The Northern Trust Company of Connecticut and Northern Trust Investments, Inc. are both subsidiaries of Northern Trust Corporation.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $19,633,000 with net sales of approximately $17,519,000 during the six months ended September 30, 2012.
*	During the current period, a portion of the underlying investments’ value in these Sub-Funds was held in a side pocket arrangement. The Fund will not be able to redeem such value from any particular underlying investment until such amount is released from its respective side pocket arrangement. In the aggregate, approximately 0.1% of the Fund’s net assets are in side pocket arrangements. The Fund is not able to estimate the timing of receipt of such amounts.

Percentages shown are based on net assets.

Sub-Fund investments are non-income producing.

At September 30, 2012, the investment strategies of Sub-Funds as a percentage of the Fund’s net assets were as follows:

STRATEGY WEIGHTINGS	PERCENTAGE
Commodity Trading Advisor	3.2%
Convertible Bond Arbitrage	0.0
Distressed	4.8
Emerging Markets	6.5
Equity Market Neutral	3.6
Event Driven	10.1
Fixed Income Arbitrage	2.0
Global Macro	2.8
Long/Short Equity	11.5
Non-U.S. Equity Hedge	14.8
Relative Value	12.0
Sector Hedge	5.4
Special Situations	9.9
U.S. Equity Hedge	6.9
Cash Equivalent and Assets Less Other Liabilities	6.5%
Total	100.0%

At September 30, 2012, the Fund’s Sub-Funds’ investments were domiciled as follows:

COUNTRIES	COST	VALUE
Cayman Islands – 25.0%	$103,445,000	$115,558,000
United States – 68.5%	278,371,000	316,959,000
Total		$432,517,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs. The Fund utilized the following valuation technique on Level 2 investments: The Fund valued certain investments at the net asset value, which in turn is based on valuation data obtained from external valuation sources for which those investments may have the ability to be fully redeemed at the net asset value in the “near term.”

Level 3 – Valuation based on inputs that are unobservable and significant. The Fund utilized the following valuation technique on Level 3 investments: The Fund valued certain investments at the net asset value, which in turn is based on valuation data obtained from external valuation sources for which those investments may have the ability to suspend redemptions or implement other restrictions on liquidity, such as side-pockets or lock-up periods that are greater than the “near term.”

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and other financial instruments, if any. The following is a summary of the inputs used in valuing the Fund’s investments, which are carried at fair value, as of September 30, 2012. The strategy classifications listed below are unaudited.

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Sub-Funds
Commodity Trading Advisor	$–	$14,748	$–	$14,748
Convertible Bond Arbitrage	–	–	130	130
Distressed	–	–	22,181	22,181
Emerging Markets	–	30,121	33	30,154
Equity Market Neutral	–	16,755	–	16,755
Event Driven	–	30,221	16,495	46,716
Fixed Income Arbitrage	–	9,270	–	9,270
Global Macro	–	12,963	–	12,963
Long/Short Equity	–	53,281	–	53,281
Non-U.S. Equity Hedge	–	68,199	–	68,199
Relative Value	–	55,539	–	55,539
Sector Hedge	–	24,809	–	24,809
Special Situations	–	31,233	14,590	45,823
U.S. Equity Hedge	–	25,850	6,099	31,949
Cash Equivalent	$2,114	$–	$–	$2,114
Total	$2,114	$372,989	$59,528	$434,631

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2, or Level 3 based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction in not orderly.

See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND	4	SEMIANNUAL REPORT

NT ALPHA STRATEGIES FUND

SEPTEMBER 30, 2012 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000s)	REALIZED GAINS (000s)	REALIZED LOSSES (000s)	CHANGE IN UNREALIZED APPRECIATION (000s)	CHANGE IN UNREALIZED DEPRECIATION (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/12 (000s)
Sub-Funds

Convertible Bond Arbitrage	$127	$–	$–	$3	$–	$–	$–	$–	$–	$130

Distressed	26,742	91	(16)	983	–	–	(5,619)	–	–	22,181

Emerging Markets	39	–	–	–	(6)	–	–	–	–	33

Event Driven	–	–	–	495	–	16,000	–	–	–	16,495

Fixed Income Arbitrage	294	–	–	27	(238)	–	(83)	–	–	–

Special Situations	15,314	93	–	183	–	–	(1,000)	–	–	14,590

U.S. Equity Hedge	12,307	19	(24)	1	(199)	–	(6,005)	–	–	6,099
Total Investments	$54,823	$203	$(40)	$1,692	$(443)	$16,000	$(12,707)	$–	$–	$59,528

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at September 30, 2012 was approximately $1,459,000, which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

See Notes to the Financial Statements.

SEMIANNUAL REPORT	5	NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

STATEMENT OF OPERATIONS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)

Rounded to thousands
INVESTMENT INCOME:
Dividend income on Sub-Fund investments and cash equivalent	$1,000 (1)
Total Investment Income	1,000
EXPENSES:
Investment management fees	2,390,000
Administration fees and expenses	280,000
Custody and accounting fees	46,000
Transfer agent fees	24,000
Audit and tax fees	63,000
Insurance	50,000
Legal fees	98,000
Printing	17,000
Trustee fees and expenses	90,000
Interest expense	104,000
Other	240,000
Total expenses	3,402,000
Less expenses reimbursed by investment manager	(7,000)
Total Net Expenses	3,395,000
Net Investment Loss	(3,394,000)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	6,901,000
Net change in unrealized appreciation (depreciation) on investments	3,276,000
Net Gain on Investments	10,177,000
Net Increase in Net Assets Resulting from Operations	$6,783,000

(1)	Amount includes dividend income from Diversified Assets Portfolio of the Northern Institutional Funds of $1,000.

See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND	6	SEMIANNUAL REPORT

NT ALPHA STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012

(UNAUDITED) OR FISCAL YEAR ENDED MARCH 31, 2012

Rounded to thousands	SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2012
OPERATIONS:
Net investment loss	$(3,394,000)	$(6,429,000)
Net realized gain (loss) on investments	6,901,000	(4,967,000)
Net change in unrealized appreciation (depreciation) on investments	3,276,000	(5,254,000)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,783,000	(16,650,000)
UNIT TRANSACTIONS:
Capital Subscriptions (1,363,000 and 5,053,000 Units, respectively)	17,369,000	65,513,000
Capital Redemptions (3,396,000 and 4,843,000 Units, respectively)	(43,407,000)	(61,962,000)
Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(26,038,000)	3,551,000
Total Increase (Decrease) in Net Assets	(19,255,000)	(13,099,000)
NET ASSETS:
Beginning of Period (37,645,000 Units)	481,855,000	494,954,000
End of Period (35,612,000 Units)	$462,600,000	$481,855,000
Accumulated Net Investment Loss	$(28,254,000)	$(24,860,000)

See Notes to the Financial Statements.

SEMIANNUAL REPORT	7	NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

STATEMENT OF CASH FLOWS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)

Rounded to thousands
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets from operations	$6,783,000
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of Sub-Funds	(160,101,000)
Proceeds from disposition of Sub-Funds	126,767,000
Net realized gain on investments	(6,901,000)
Net change in unrealized appreciation (depreciation) on investments	(3,276,000)
Changes in operating assets and liabilities:
Decrease in receivable from investment manager	1,000
Increase in prepaid and other assets	(56,000)
Decrease in investment management fees payable	(42,000)
Decrease administration fees payable	(14,000)
Decrease in custody and accounting fees payable	(1,000)
Increase in trustee fees and expenses payable	42,000
Increase other accrued liabilities	41,000
Net cash flow used in operating activities	(36,757,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital subscriptions	60,569,000
Capital redemptions	(41,331,000)
Net cash flow provided by financing activities	19,238,000
NET DECREASE IN CASH AND CASH EQUIVALENTS	(17,519,000)
Cash and Cash Equivalents—Beginning of period	19,633,000
Cash and Cash Equivalents—End of period	$2,114,000

See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND	8	SEMIANNUAL REPORT

NT ALPHA STRATEGIES FUND

FINANCIAL HIGHLIGHTS

Selected per unit data	SIX MONTHS ENDED SEPTEMBER 30, 2012 (5) (UNAUDITED)		YEAR ENDED MARCH 31, 2012 (5)		YEAR ENDED MARCH 31, 2011 (5)		YEAR ENDED MARCH 31, 2010 (5)	YEAR ENDED MARCH 31, 2009 (5)	YEAR ENDED MARCH 31, 2008 (5)
Net Asset Value, Beginning of Period	$12.80		$13.22		$12.64		$11.80	$12.80	$11.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.09)		(0.17)		(0.17)		(0.16)	(0.16)	(0.11)
Net realized and unrealized gains (loss)	0.28		(0.25)		0.75		1.00	(0.84)	1.26
Total from Investment Operations	0.19		(0.42)		0.58		0.84	(1.00)	1.15
Net Asset Value, End of Period	$12.99		$12.80		$13.22		$12.64	$11.80	$12.80
Total Return (1)	1.48%		(3.18)%		4.59%		7.12%	(7.81)%	9.89%
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, rounded to thousands, end of period	$462,600,000		$481,855,000		$494,954,000		$373,154,000	$270,722,000	$177,039,000
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements (3)	1.42	% (6)	1.29	% (6)	1.32	% (6)	1.36%	1.46%	1.61%
Expenses, before waivers and reimbursements (3)	1.42%		1.29%		1.34%		1.36%	1.46%	1.61%
Net investment loss, net of waivers and reimbursements	(1.42	)% (6)	(1.29	)% (6)	(1.31	)% (6)	(1.30)%	(1.32)%	(1.24)%
Net investment loss, before waivers and reimbursements	(1.42)%		(1.29)%		(1.33)%		(1.30)%	(1.32)%	(1.24)%
Portfolio Turnover Rate (4)	21.58%		11.93%		17.25%		21.29%	32.57%	28.61%

(1)	Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at net asset value at the end of the period. An investor’s return may vary from these returns based on the timing of capital transactions. The total return is calculated for the period indicated.
(2)	Annualized for periods less than one year.
(3)	The computation of such ratios based on the amount of expenses assessed to an investor’s capital may vary from these ratios based on the timing of capital transactions. These ratios do not include the expenses of the Sub-Funds.
(4)	Portfolio turnover rate includes initial and additional investments in Sub-Funds, as well as partial and full withdrawals from Sub-Funds.
(5)	Per unit information is calculated using the average units outstanding method.
(6)	The net expense and net investment loss ratios include an additional reimbursement on advisory fees incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $7,000, $35,000, and $68,000, which represents less than 0.01%, less than 0.01% and 0.02% of average net assets for the six months ended September 30, 2012 and fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursement, expense reimbursement would have been decreased and net investment loss and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

SEMIANNUAL REPORT	9	NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

NT Alpha Strategies Fund (the “Fund”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company. The Fund’s investment objective is to seek attractive risk-adjusted rates of return through investment in a diversified portfolio of assets. The Fund operates as a “Fund-of-Funds,” investing, either directly or indirectly, in a group of funds or other pooled investment vehicles (the “Sub-Funds”) managed by investment advisers selected by the Fund’s investment manager. The Fund seeks to provide investors with exposure to alternative investment strategies by investing in diversified markets and instruments.

U.S. tax-exempt investors and non-U.S. investors may not invest directly in the Fund, but rather should invest in one of the two following “Feeder Funds,” both of which invest substantially all of their assets in the Fund: (1) Northern Trust Alpha Strategies Fund, Q.P., which is open to U.S. tax-exempt investors and non-U.S. investors that are both Accredited Investors and Qualified Purchasers (as such term is defined in Section 2(a)(51) of the 1940 Act) or (2) Northern Trust Alpha Strategies Fund, which is open to U.S. tax-exempt investors and non-U.S. investors that are Accredited Investors, but not Qualified Purchasers.

The Northern Trust Company of Connecticut (“NTCC”), a subsidiary of Northern Trust Corporation (“NTC”), serves as the investment manager.

The Northern Trust Company (“Northern Trust”) is the custodian, fund accountant, transfer agent and sub-administrator of the Fund.

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of NTC and a direct subsidiary of Northern Trust, serves as the administrator of the Fund.

Northern Trust Securities, Inc., (“NTSI”), a subsidiary of NTC, serves as a placement agent of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or “U.S. GAAP”. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Investments in Sub-Funds are valued at fair value, as determined by NTCC, pursuant to delegation from the Board of Trustees (the “Board”) of the Fund. In determining the fair value of each Sub-Fund, NTCC will take into account the estimated net asset value of such Sub-Fund provided to the Fund by the Sub-Fund, as well as any other considerations that may, in NTCC’s judgment, increase or decrease such estimated value. Such considerations may include, but are not limited to changes in equity and fixed income markets, type of Sub-Fund (i.e., strategy), and current financial position of the Sub-Fund. Accordingly, because of the inherent uncertainty of these valuations, these estimated values may differ significantly from the values that could have been used had a readily available market for the investments existed, and the differences could be material. Cash Equivalent, which is comprised of the Diversified Assets Portfolio of the Northern Institutional Funds, an open-ended investment company, is valued at its net asset value.

B) CASH AND CASH EQUIVALENTS The Fund treats all financial instruments with original maturities of 3 months or less as cash equivalents. Cash and cash equivalents held in the Fund are shown on the accompanying Schedule of Investments.

C) INVESTMENT TRANSACTIONS, INCOME AND EXPENSES Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income and expenses are recognized on an accrual basis. The Fund does not currently intend to make any distributions.

D) FEES AND EXPENSES The Fund is responsible for paying administrative and operating expenses. In addition, the Fund is responsible for paying the operating expenses of the Feeder Funds.

The Fund also is responsible for fees payable by the Sub-Funds to their respective advisers (collectively, the “Advisory Fees”) in proportion to the Fund’s investments in the Sub-Funds. The Advisory Fees will vary, but they will typically consist of a management (asset-based) fee and an incentive fee. Management fees typically range between 1% and 2% of a Sub-Fund’s net asset value per year and incentive fees typically range between 10% and 25% of the Sub-Fund’s net new profits. These Advisory Fees are accounted for in the valuations of the Sub-Funds (which are reported in these financial statements net of such fees) and are not included in the Statement of Operations.

E) FEDERAL INCOME TAXES The Fund operates and has elected to be treated as a partnership for federal income tax purposes. Accordingly, no provision for the payment of federal, state or local income taxes has been provided. Each unitholder is individually required to report on its own tax return its distributive share of the Fund’s taxable income or loss.

NT ALPHA STRATEGIES FUND	10	SEMIANNUAL REPORT

NT ALPHA STRATEGIES FUND

SEPTEMBER 30, 2012 (UNAUDITED)

As of March 31, 2012, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure. The Fund’s federal tax returns filed for the fiscal years ended March 31, 2009 through March 31, 2011 remain subject to examination by the Internal Revenue Service.

F) VALUATION PROCESS The Board has approved procedures pursuant to which the Fund values its investments in Sub-Funds at fair value. The Board has delegated the responsibility of determining the valuation of the Fund’s Sub-Funds to the Fund’s Pricing Committee (“Pricing Committee”), subject to oversight by the Board. The Pricing Committee consists of representatives from NTI and from NTCC as recommended to, and approved by, the Fund’s Board.

In determining the month end value of each Sub-Fund investment, the Pricing Committee considers the estimated net asset value (“NAV”) of such Sub-Fund investment provided to the Fund by the Sub-Fund, as well as any other considerations identified that may increase or decrease such estimated value. In addition, each Sub-Fund’s NAV’s are monitored in conformity with U.S. GAAP through monthly reviews of the values of the underlying investments in each Sub-Fund and through operational due diligence performed prior to investing in a Sub-Fund and continually through the review of each Sub-Fund’s audited financial statements. If a Sub-Fund’s NAV is not available or a Sub-Fund’s NAV is determined not to be reasonable based on the Pricing Committee’s evaluation, the Pricing Committee will make the final determination of the fair value of a Sub-Fund. In making its determination, the Pricing Committee is authorized to consider the factors that it deems appropriate to the determination of the fair value of the Sub-Fund. Such factors may include, but are not limited to, the following: changes in the equity and fixed income markets; type of Sub-Fund (i.e., strategy); current financial position of the Sub-Fund; cost of the investment; and news events.

NTCC continually monitors markets and the investment managers of the Sub-Funds. NTCC is responsible for notifying the Pricing Committee if the markets and/or a Sub-Fund’s manager’s circumstances relevant to the valuation of the fair valued Sub-Fund change materially.

G) SENSITIVITY ANALYSIS The NAV of a Sub-Fund will increase or decrease based upon current financial market conditions, the Sub-Fund’s investment strategy and the performance of the underlying investments of the Sub-Fund.

3. RELATED PARTY, INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

As compensation for investment management services, NTCC is entitled to receive a 1.00% per annum fee of the Fund’s net asset value, payable quarterly in arrears, calculated as of the last business day of each quarter. NTCC has agreed to reimburse the Fund for all operating expenses, exclusive of management, administration, custody, and transfer agent fees, and Sub-Fund fees and expenses, that exceed 0.50% per annum of the Fund’s net asset value. The reimbursement described above is voluntary. There was no reimbursement for the six months ended September 30, 2012, as expenses described above did not exceed the threshold.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a 0.01% per annum fee of the Fund’s net asset value, payable monthly in arrears, calculated as of the last business day of each month.

For compensation as custodian and fund accountant, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.

The Fund has an administration agreement with NTI for certain administrative services. Pursuant to their administration agreement with the Fund, the administrator is entitled to receive a 0.10% per annum fee of the Fund’s net asset value payable monthly in arrears calculated as of the last business day of each month. NTI has retained Northern Trust as sub-administrator. Northern Trust is paid directly by NTI for its services.

NTI has agreed to reimburse the Fund for all administration, sub-administration, custody and transfer agent fees that exceed 0.30% per annum of the Fund’s net asset value. The reimbursement described above is voluntary. There was no reimbursement for the six months ended September 30, 2012, as expenses described above did not exceed the threshold.

NTSI may solicit subscriptions for Common Units (as defined below) on a “best efforts” basis. The Fund does not pay a placement fee to NTSI and common unitholders do not pay any sales charges or servicing fees.

As of September 30, 2012, NTI’s investment in the Fund was approximately $13,000 (less than 1% of net assets).

The Fund currently invests uninvested cash in the Diversified Assets Portfolio (“DAP” or the “Portfolio”) of Northern Institutional Funds, an investment company which is advised by NTI, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission (“SEC”). The Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the Portfolio pays to NTI and/or its affiliates. Currently, the aggregate annual rate of advisory, administration, transfer agency and custody fees payable

SEMIANNUAL REPORT	11	NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

NOTES TO THE FINANCIAL STATEMENTS continued

to NTI and/or its affiliate on any assets invested in DAP is 0.35%. However, the investment manager has agreed to reimburse the Fund for advisory fees otherwise payable to the Fund on any assets invested in DAP. This reimbursement is included on the Statement of Operations as Less expenses reimbursed by investment manager.

4. CAPITAL TRANSACTIONS

The Fund offers common interests (“Common Units”) in a private placement to qualified investors that are “Accredited Investors” within the meaning given to such term in Regulation D under the Securities Act of 1933, as amended. Common Units are offered monthly. The minimum subscription per investor is $250,000, subject to waiver or modification by NTCC in its sole discretion. Subscriptions are payable in full at the time an investor returns the subscription agreement, which must be at least three business days before the month-end valuation. The net asset value of the Fund is equal to the estimated value of its total assets, minus the estimated sum of its total liabilities, as of the pertinent valuation date. Although common unitholders will not have the right to redeem their Common Units, at the discretion of the Board, and subject to its overall fiduciary duties to all unitholders, the Board intends to make quarterly tender offers of its Common Units at the net asset value as of the applicable tender date. The minimum amount of Common Units that may be tendered is equal to $100,000. Should a Common Unitholder choose to accept any such tender offer, such acceptance must be in writing and must be received by the Fund, as set forth in the notice of such tender offer, within twenty business days from the commencement of such quarterly tender offer. The Fund is authorized to issue preferred units, although none have been offered as of September 30, 2012.

5. INVESTMENT TRANSACTIONS

The Fund had aggregate purchases of $100,602,000 and proceeds from sales of Sub-Funds of $158,375,000 (excluding short-term investments) for the six months ended September 30, 2012.

At September 30, 2012, the estimated cost of investments for federal income tax purposes was $381,816,000. At September 30, 2012, accumulated net unrealized appreciation on investments was $50,701,000 consisting of $51,849,000 gross unrealized appreciation and $1,148,000 gross unrealized depreciation.

6. NET ASSETS

The net assets of the Fund are determined as of the last business day of each calendar month.

7. RISK FACTORS

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK The Sub-Funds may borrow and may utilize various lines of credit, reverse repurchase agreements, “dollar rolls,” issuance of debt securities, swaps, forward purchases, other off-balance sheet derivative transactions and other forms of leverage. While leverage presents opportunities for increasing total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of a Sub-Fund’s net assets will decrease. Accordingly, any event which adversely affects the value of an investment by a Sub-Fund would be magnified to the extent leverage is employed. The cumulative effect of the use of leverage in a market that moves adversely to a leveraged investment could result in a substantial loss which would be greater than if leverage were not used. In periods of extreme market volatility, the need to sell assets in a declining market can cause even greater losses, as prices may be artificially depressed. Generally, most leveraged transactions involve the posting of collateral. Increases in the amount of margin that a Sub-Fund is required to post could result in a disposition of Sub-Fund assets at times and prices which could be disadvantageous to the Fund and could result in substantial losses. Creditors’ claims may be senior to the rights of unitholders in the Fund.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 820 (“ASC 820”) Fair Value Measurements and Disclosures requires disclosure to assist in understanding the nature and risk of the investments by major category. The table below summarizes the fair value and other pertinent liquidity information of the underlying investments by major category. The strategy classifications shown in the table below are unaudited.

	Fair Value (in millions)	Unfunded Commitments	Redemption Frequency (If Currently Eligible)	Redemption Notice Period
Commodity Trading Advisor (a)	$15	$—	monthly	60 days
Convertible Bond Arbitrage (b)	—	—	not eligible	—
Distressed (c)	22	—	quarterly	90 days
Emerging Markets (a)	30	—	quarterly, not eligible	0-60 days
Equity Market Neutral (d)	17	—	quarterly	45 days
Event Driven (c)	47	—	quarterly	60-90 days
Fixed Income Arbitrage (b)	9	—	quarterly, not eligible	0-90 days
Global Macro (a)	13	—	quarterly	90 days
Long/Short Equity (d)	53	—	quarterly	45-60 days
Non-U.S. Equity Hedge (d)	68	—	monthly	10-90 days
Relative Value (b)	56	—	monthly, quarterly	60-90 days
Sector Hedge (d)	25	—	monthly	60-90 days
Special Situations (c)	46	—	quarterly, annually	60-75 days
U.S. Equity Hedge (d)	32	—	quarterly, semiannually	35-90 days

	$433	$—

(a)	Market Dependent—The managers in this category employ strategies directed more heavily towards the ebbs and flows of markets on a larger scale, as opposed to focusing on the

NT ALPHA STRATEGIES FUND	12	SEMIANNUAL REPORT

NT ALPHA STRATEGIES FUND

SEPTEMBER 30, 2012 (UNAUDITED)

relative attractiveness between individual securities. Managers seek to identify the direction that certain markets will follow over various time periods and position their portfolios accordingly. Sub-strategies in this category include Commodity Trading Advisor, Emerging Markets, and Global Macro. The fair values of the investments in this category have been estimated using the net asset value per share (or its equivalent) of the investments. Investments representing approximately 0.01% of the fair value of investments in this category cannot be redeemed because the investments include restrictions that do not allow for full redemptions.

(b)	Market Independent—The managers in this category seek to deliver alpha without subjecting themselves to or relying on beta or general market exposure for performance. They seek to do this by identifying and exploiting various arbitrage opportunities between and among related groups of securities, with the expectation that returns will have a low correlation to the markets in which those securities trade. Sub-strategies in this category include Convertible Bond Arbitrage, Fixed Income Arbitrage, and Relative Value. The fair values of the investments in this category have been estimated using the net asset value per share (or its equivalent) of the investments. Investments representing approximately 0.03% of the fair value of investments in this category cannot be redeemed because the investments include restrictions that do not allow for full redemptions.

(c)	Event Driven—The managers in this category seek to profit from opportunities arising from specific situations affecting individual stocks or unique circumstances in a particular industry, sector or market. These market participants typically specialize in certain sectors of the Event Driven space, utilizing unique skills or knowledge of bankruptcy law, specific market events, or otherwise. Sub-strategies in this category include Distressed, Event Driven and Special Situations. The fair values of the investments in this category have been estimated using the net asset value per share (or its equivalent) of the investments. Investments representing approximately 11.33% of the fair value of investments in this category cannot be redeemed because the investments include restrictions that do not allow for full redemptions.

(d)	Hedged Equity—The managers in this category seek to identify and select equity securities that will rise in price on the long side and those that will fall in price on the short side. Equity securities make up the large bulk of their underlying exposure. Net exposure ranges from zero to 100%, while gross exposure can be 200% or more. Sub-strategies in this category include Equity Market Neutral, Long/Short Equity, Non-U.S. Equity Hedge, Sector Hedge and U.S. Equity Hedge. The fair values of the investments in this category have been estimated using the net asset value per share (or its equivalent) of the investments. Investments representing approximately 1.30% of the fair value of investments in this category cannot be redeemed because the investments include restrictions that do not allow for full redemptions.

8. BOARD OF TRUSTEES

Each member of the Board (each, a “Trustee”) who is not an “interested person” of the Fund, as defined in the 1940 Act, receives an annual retainer of $20,000 and $1,500 for each special in-person meeting of the Board or a committee held outside the regular quarterly meetings.

Also, each Trustee who is not an “affiliated person” of the Fund or NTCC and who serves as the Board chair or a committee chair shall receive an additional retainer of $10,000 per annum from the Fund.

At September 30, 2012, there are four Trustees, of which three are not “interested persons” of the Fund. The Fund reimburses those Trustees who are not “interested persons” for all reasonable out-of-pocket expenses incurred by them in performing their duties.

9. BANK BORROWINGS

On February 29, 2012, the Fund and another registered fund advised by NTCC entered into a $75,000,000 revolving bank credit agreement (the “Agreement”) administered by the Bank of Montreal for liquidity and other purposes. The interest rate charged under the Agreement is 1.75% above the London Interbank Offered Rate (“LIBOR”) on the date of the borrowing. In addition, there is an annual commitment fee of 0.75% on the unused portion of the credit line under the Agreement, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations. The Agreement will expire on February 28, 2013, unless renewed.

As of September 30, 2012, the Fund had loans of $17,200,000 outstanding which is included in “Other accrued liabilities” on the Statement of Assets and Liabilities.

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates for the six months ended September 30, 2012 on the borrowings were $22,077,000 and 2.00%, respectively.

10. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities

SEMIANNUAL REPORT	13	NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2012 (UNAUDITED)

(“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those reporting entities that prepare their financial statements on the basis of U.S. GAAP and those reporting entities that prepare their financial statements on the basis of IFRS. Specifically, ASU 2011-11 requires reporting entities to disclose 1) both gross and net information about both instruments and transactions eligible for offset in the financial statements and 2) instruments and transactions subject to an agreement similar to a master netting agreement. The effective date of ASU 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have on the Fund’s financial statement disclosures.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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SEMIANNUAL REPORT	15	NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

FOR MORE INFORMATION	(UNAUDITED)

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s web site at sec.gov. You may also obtain a copy at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

A description of the Fund’s Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record, for the 12-month period ended June 30 are available, without charge, upon request, by contacting the investment manager at 800-595-9111 or by visiting the SEC’s web site at sec.gov.

NT ALPHA STRATEGIES FUND	16	SEMIANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for the reporting period.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for the reporting period.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

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Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(c)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NT Alpha Strategies Fund

By	/s/ Margret Duvall
Margret Duvall, President
(Principal Executive Officer)

Date: December 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Margret Duvall
Margret Duvall, President
(Principal Executive Officer)

Date: December 5, 2012

By	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date: December 5, 2012

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